Provisions - Summary Gross Movement of Other Provisions (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning balance	S/ 47,417	S/ 41,073
Additions	78,947	9,510
Reversals of provisions	(6,218)	(1,456)
Deconsolidation of subsidiaries	(2,340)
Reclasification liabilities classified as held for sale	(1,093)
Payments	(6,615)	(1,680)
Translation adjustments	(490)	(30)
Ending balance	109,608	47,417
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Beginning balance	23,364	15,732
Additions	75,369	9,510
Reversals of provisions	(4,875)	(235)
Deconsolidation of subsidiaries	(2,340)
Payments	(6,615)	(1,680)
Translation adjustments	(175)	37
Ending balance	84,728	23,364
Contingent liabilities [member]
Disclosure of other provisions [line items]
Beginning balance	7,249	8,125
Reversals of provisions	(1,343)	(809)
Reclasification liabilities classified as held for sale	(1,093)
Translation adjustments	(315)	(67)
Ending balance	4,498	7,249
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Beginning balance	16,804	17,216
Additions	3,578
Reversals of provisions		(412)
Ending balance	S/ 20,382	S/ 16,804